Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 30,743	$ 28,196
Years of examination by income tax authority	3 years
Duration of tax loss carryforward	5 years
Copa Airlines [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 11,400	10,500
AeroRepública [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 6,900	$ 6,000
Tax year 2022 [member] | Copa Airlines [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective rate	25.00%
Colombia [member] | Tax year 2022 [member] | AeroRepública [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective rate		35.00%
PANAMA | Bottom of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year of tax losses carry forward put to use	2021 years
PANAMA | Top of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year of tax losses carry forward put to use	2025 years